UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

ANNUAL REPORT

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

March 31, 2024

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund
updates and documents, or to find helpful
financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Annual Report	1

ANNUAL REPORT

Franklin Short Duration U.S. Government ETF

This annual report for Franklin Short Duration U.S. Government ETF covers the fiscal year ended March 31, 2024.

Fund Overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable-rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced a high-volatility environment as concerns over high levels of inflation and the U.S. Federal Reserve’s (Fed’s) policy response dominated the economic and market discussion. Yields changed rapidly in response to an evolving macroeconomic landscape and changing global monetary policies. Geopolitical risk remained an overhang to the market throughout the quarter as the war in Ukraine continued and a new conflict in the Middle East emerged putting temporary pressure on global energy prices. Inflation, as reflected in the Consumer Price Index (CPI), moderated towards the end of 2023. While markets were unsettled, corporate fundamentals continued on a robust pace, which benefited the Fund’s loan and bond holdings. The Fed paused its interest rate hikes at the September 2023 and subsequent meetings. Although 2024 began with financial market exuberance as investors anticipated imminent rate cuts from developed market central banks, sentiments turned cautious upon the end of first quarter as economic growth continued to be robust (especially in the United States) and price pressures persistent. March 2024’s Fed Summary of Economic Projections continued to project three rate cuts for the year. Ten-year U.S. Treasury (UST) yields traded in a wide range, peaking at 5.0% in October 2023 before falling, ending March 2024 at 4.20%.

Q. How did we respond to these changing market conditions?

A. For most of the year, with our view that persistent inflation would cause the Fed to keep rates higher for longer, the Fund was positioned with an underweight to duration versus the index, primarily on the 2-year part of the curve. The Fund remained invested primarily in agency mortgage-backed securities (MBS) and USTs, and the Fund increased allocation to MBS while decreasing exposure to Treasuries over the reporting period. The Fund also has an allocation to agency adjustable-rate mortgages (ARMS) and agency debentures.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +4.23% based on market price and +4.13% based on net asset value. In comparison, the Bloomberg U.S. Government Index: 1-3 Year Component, which includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures with at least one year up to, but not including, three years to final maturity, posted a +2.98% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Important data provider notices and terms available at www.franklintempletondatasources.com.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Q. What were the leading contributors to performance?

A. The Fund’s yield curve exposure was a significant contributor to outperformance versus the benchmark, primarily from being short the 2-year part of the curve. The Fund’s overweight allocation relative to the benchmark in agency commercial mortgage-backed securities (ACMBS), adjustable-rate mortgage securities (ARMS) and agency collateralized mortgage obligation securities (CMOs) contributed to relative performance. Security selection in U.S. Agency debt also benefited results.

Q. What were the leading detractors from performance?

A. The Fund’s security selection in ACMBS hindered performance, as did its exposure in agency MBS as the sector experienced return volatility and spread widening. The Fund holds a number of interest rate derivatives that allow us to manage the duration of the Fund more efficiently; investments in derivatives contributed negatively to performance.

Q. Were there any significant changes to the Fund during the reporting period?

A. Over the course of the year, we adjusted our duration exposure and sector allocations to take advantage of opportunities arising from high levels of volatility across the fixed income universe. We also reduced exposure in nominal Treasuries.

Portfolio Composition*

3/31/24

% of Total Net Assets
MBS ARMs	49.5%
MBS Fixed Rate	24.7%
U.S. Agencies	2.7%
U.S. Treasuries	26.3%
Short-Term Investments & Other Net Assets	-3.2%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick Klein, Ph.D.

Paul Varunok

Neil Dhruv

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2024, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of March 31, 2024

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/241

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.13%	+4.23%	+4.13%	+4.23%
5-Year	+6.92%	+6.87%	+1.35%	+1.34%
10-Year	+11.78%	+11.73%	+1.12%	+1.12%

Distribution Rate[5]	30-Day Standardized Yield[6]
4.54%	4.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 6 for Performance Summary footnotes.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–3/31/24)

Net Investment Income
$3.94619

Total Annual Operating Expenses8

0.25%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the closing market price or NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Factset. The Bloomberg U.S. Government Index: 1-3 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government) with at least one year up to, but not including, three years to final maturity.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Ending Account Value 3/31/24	Expenses Paid During Period 10/1/23–3/31/24[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,033.06	$1.22	$1,023.80	$1.21	0.24%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Short Duration U.S. Government ETF

	Year Ended March 31,

	2024	2023	2022	2021	2020

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$90.45	$92.17	$95.24	$94.84	$94.40

Income from investment operations[a]:

Net investment income[b]	3.75	1.65	0.41	0.79	2.11

Net realized and unrealized gains (losses)	(0.12)	(1.46)	(2.72)	0.89	0.85

Total from investment operations	3.63	0.19	(2.31)	1.68	2.96

Less distributions from:

Net investment income	(3.95)	(1.91)	(0.76)	(1.28)	(2.52)

Net asset value, end of year	$90.13	$90.45	$92.17	$95.24	$94.84

Total return[c]	4.13%	0.24%	(2.45)%	1.77%	3.18%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.25%	0.25%	0.30%	0.37%	0.43%

Expenses net of waiver and payments by affiliates	0.24%	0.24%	0.25% [d]	0.24%	0.23%

Net investment income	4.17%	1.82%	0.43%	0.82%	2.23%

Supplemental data

Net assets, end of year (000’s)	$148,813	$203,612	$359,566	$435,827	$187,395

Portfolio turnover rate[e]	105.52%	196.59%	156.78%	210.16%	169.35%

Portfolio turnover rate excluding mortgage dollar rolls[e,f]	84.63%	107.64%	84.03%	189.55%	105.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

dBenefit of expense reduction rounds to less than 0.01%.

ePortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

fSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Schedule of Investments, March 31, 2024

Franklin Short Duration U.S. Government ETF

		Principal Amount	Value
	U.S. Government and Agency Securities 29.0%
	Export-Import Bank of the U.S.,
	senior secured note, 1.90%, 7/12/24	$278,189	$276,640
	secured note, 2.628%, 11/12/26	770,833	739,194
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 5.829%, (3-Month SOFR + 0.49%), 2/28/25	179,099	179,324
	MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	344,256	338,478
	Petroleos Mexicanos, 2.378%, 4/15/25	210,000	206,448
	Reliance Industries Ltd.,
	2.512%, 1/15/26	375,000	363,201
	senior secured note, 2.06%, 1/15/26	500,000	481,222
	U.S. International Development Finance Corp., 4.01%, 5/15/30	1,150,000	1,120,954
	U.S. Treasury Note,
	2.75%, 5/15/25	2,500,000	2,439,941
	3.00%, 6/30/24	9,500,000	9,444,545
	3.125%, 8/15/25	18,700,000	18,276,693
	4.50%, 11/15/25	9,000,000	8,960,977
	Ulani MSN 37894, senior bond, 2.184%, 12/20/24	260,870	256,930

	Total U.S. Government and Agency Securities (Cost $43,446,937)		43,084,547

	Mortgage-Backed Securities 74.2%
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 38.0%
	FHLMC, 4.789%, (RFUCCT1Y +/- MBS Margin), 4/01/34	2,733	2,702
	FHLMC, 5.042%, (RFUCCT1Y +/- MBS Margin), 3/01/35	93,391	93,460
	FHLMC, 5.174%, (RFUCCT1Y +/- MBS Margin), 9/01/36	9,056	9,035
	FHLMC, 5.213%, (RFUCCT1Y +/- MBS Margin), 4/01/37	21,139	20,970
	FHLMC, 5.26%, (RFUCCT1Y +/- MBS Margin), 8/01/34	65,090	66,084
	FHLMC, 5.356%, (RFUCCT1Y +/- MBS Margin), 2/01/36	18,237	18,099
	FHLMC, 5.379%, (RFUCCT1Y +/- MBS Margin), 5/01/35	1,463	1,452
	FHLMC, 5.447%, (RFUCCT1Y +/- MBS Margin), 4/01/36	34,807	35,354
	FHLMC, 5.451%, (RFUCCT1Y +/- MBS Margin), 5/01/36	7,925	7,865
	FHLMC, 5.487%, (RFUCCT1Y +/- MBS Margin), 6/01/37	558	555
	FHLMC, 5.52%, (SOFR +/- MBS Margin), 12/25/30	1,049,002	1,029,598
	FHLMC, 5.55%, (SOFR +/- MBS Margin), 4/25/31	762,731	748,520
	FHLMC, 5.57%, (SOFR +/- MBS Margin), 1/25/29	807,255	797,161
	FHLMC, 5.59%, (RFUCCT1Y +/- MBS Margin), 12/01/35	64,044	64,056
	FHLMC, 5.605%, (SOFR +/- MBS Margin), 12/25/30	611,496	599,464
	FHLMC, 5.61%, (SOFR +/- MBS Margin), 1/25/29	2,605,072	2,575,833
	FHLMC, 5.618%, (RFUCCT1Y +/- MBS Margin), 1/01/36	5,145	5,253
	FHLMC, 5.625%, (SOFR +/- MBS Margin), 2/25/25	139,542	139,097
	FHLMC, 5.645%, (SOFR +/- MBS Margin), 3/25/25	221,543	220,826
	FHLMC, 5.655%, (SOFR +/- MBS Margin), 3/25/28	79,438	79,056
	FHLMC, 5.66%, (RFUCCT1Y +/- MBS Margin), 11/01/42	245,575	252,549
	FHLMC, 5.665%, (SOFR +/- MBS Margin), 5/25/25	89,301	88,981
	FHLMC, 5.668%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	19,061	19,426
	FHLMC, 5.675%, (SOFR +/- MBS Margin), 1/25/28	385,813	381,432
	FHLMC, 5.685%, (SOFR +/- MBS Margin), 12/25/24	151,276	151,232
	FHLMC, 5.69%, (SOFR +/- MBS Margin), 5/25/29	2,764,375	2,746,081
	FHLMC, 5.695%, (SOFR +/- MBS Margin), 12/25/30	1,100,581	1,088,222
	FHLMC, 5.698%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	13,506	13,622
	FHLMC, 5.704%, (RFUCCT1Y +/- MBS Margin), 1/01/42	44,074	45,365
	FHLMC, 5.71%, (SOFR +/- MBS Margin), 2/25/32	1,730,878	1,713,200
	FHLMC, 5.721%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	12,641	12,557
	FHLMC, 5.725%, (SOFR +/- MBS Margin), 8/25/27	650,690	645,400
	FHLMC, 5.725%, (SOFR +/- MBS Margin), 6/25/28	275,028	272,324
	FHLMC, 5.735%, (SOFR +/- MBS Margin), 11/25/24	11,601	11,581
	FHLMC, 5.735%, (SOFR +/- MBS Margin), 7/25/30	1,245,173	1,226,919
	FHLMC, 5.735%, (SOFR +/- MBS Margin), 8/25/30	279,121	277,286
	FHLMC, 5.735%, (SOFR +/- MBS Margin), 11/25/30	617,998	608,710

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 5.755%, (SOFR +/- MBS Margin), 9/25/30	$1,234,078	$1,223,637
	FHLMC, 5.765%, (SOFR +/- MBS Margin), 9/25/24	72,302	72,214
	FHLMC, 5.765%, (SOFR +/- MBS Margin), 9/25/30	773,805	768,475
	FHLMC, 5.77%, (SOFR +/- MBS Margin), 4/25/32	2,422,373	2,404,905
	FHLMC, 5.775%, (SOFR +/- MBS Margin), 11/25/27	126,915	126,171
	FHLMC, 5.785%, (SOFR +/- MBS Margin), 8/25/30	1,004,752	996,856
	FHLMC, 5.785%, (RFUCCT1Y +/- MBS Margin), 3/01/35	72,203	73,198
	FHLMC, 5.795%, (SOFR +/- MBS Margin), 8/25/24	1,045,554	1,045,218
	FHLMC, 5.795%, (SOFR +/- MBS Margin), 6/25/27	485,680	484,147
	FHLMC, 5.795%, (SOFR +/- MBS Margin), 6/25/30	465,573	464,839
	FHLMC, 5.80%, (SOFR +/- MBS Margin), 6/25/32	2,773,501	2,758,583
	FHLMC, 5.805%, (SOFR +/- MBS Margin), 3/25/27	16,556	16,501
	FHLMC, 5.805%, (SOFR +/- MBS Margin), 6/25/30	887,822	883,889
	FHLMC, 5.834%, (RFUCCT1Y +/- MBS Margin), 9/01/37	306,204	314,770
	FHLMC, 5.835%, (SOFR +/- MBS Margin), 8/25/25	115,559	115,436
	FHLMC, 5.837%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	161,716	165,727
	FHLMC, 5.839%, (RFUCCT1Y +/- MBS Margin), 9/01/35	59,498	59,505
	FHLMC, 5.85%, (RFUCCT1Y +/- MBS Margin), 6/01/37	31,245	31,418
	FHLMC, 5.86%, (SOFR +/- MBS Margin), 6/25/32	2,650,920	2,646,657
	FHLMC, 5.865%, (RFUCCT1Y +/- MBS Margin), 3/01/35	21,404	21,935
	FHLMC, 5.875%, (SOFR +/- MBS Margin), 6/25/26	500,745	499,376
	FHLMC, 5.875%, (SOFR +/- MBS Margin), 5/25/29	1,046,579	1,043,917
	FHLMC, 5.875%, (SOFR +/- MBS Margin), 6/25/30	1,742,686	1,738,371
	FHLMC, 5.875%, (RFUCCT1Y +/- MBS Margin), 12/01/36	23,271	23,821
	FHLMC, 5.881%, (RFUCCT1Y +/- MBS Margin), 5/01/42	289,182	296,733
	FHLMC, 5.882%, (RFUCCT1Y +/- MBS Margin), 9/01/36	539	541
	FHLMC, 5.883%, (RFUCCT1Y +/- MBS Margin), 5/01/35	115,648	118,746
	FHLMC, 5.883%, (SOFR +/- MBS Margin), 10/15/40	1,063,622	1,049,455
	FHLMC, 5.905%, (SOFR +/- MBS Margin), 5/25/30	1,154,050	1,153,233
	FHLMC, 5.915%, (SOFR +/- MBS Margin), 4/25/26	848,735	848,911
	FHLMC, 5.921%, (RFUCCT1Y +/- MBS Margin), 7/01/43	799,202	823,397
	FHLMC, 5.925%, (SOFR +/- MBS Margin), 2/25/26	1,343,474	1,344,597
	FHLMC, 5.925%, (SOFR +/- MBS Margin), 7/25/26	1,110,766	1,111,231
	FHLMC, 5.934%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	747,050	767,134
	FHLMC, 5.935%, (SOFR +/- MBS Margin), 1/25/26	528,738	528,410
	FHLMC, 5.935%, (SOFR +/- MBS Margin), 10/25/26	1,545,016	1,542,271
	FHLMC, 5.936%, (RFUCCT1Y +/- MBS Margin), 9/01/36	24,537	25,280
	FHLMC, 5.938%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	21,574	21,902
	FHLMC, 5.938%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	325,459	333,146
	FHLMC, 5.942%, (RFUCCT1Y +/- MBS Margin), 1/01/37	6,086	6,229
	FHLMC, 5.945%, (SOFR +/- MBS Margin), 12/25/29	1,328,891	1,318,938
	FHLMC, 5.946%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	7,003	7,196
	FHLMC, 5.951%, (RFUCCT1Y +/- MBS Margin), 10/01/36	5,357	5,395
	FHLMC, 5.955%, (SOFR +/- MBS Margin), 7/25/29	702,040	703,139
	FHLMC, 5.955%, (SOFR +/- MBS Margin), 8/25/29	1,298,174	1,300,333
	FHLMC, 5.955%, (SOFR +/- MBS Margin), 9/25/29	613,663	614,066
	FHLMC, 5.958%, (RFUCCT1Y +/- MBS Margin), 1/01/38	17,665	17,718
	FHLMC, 5.961%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	18,441	18,998
	FHLMC, 5.965%, (SOFR +/- MBS Margin), 3/25/29	1,759,454	1,761,078
	FHLMC, 5.972%, (RFUCCT1Y +/- MBS Margin), 7/01/35	4,056	4,079
	FHLMC, 5.975%, (SOFR +/- MBS Margin), 12/25/28	1,250,506	1,251,407
	FHLMC, 5.975%, (SOFR +/- MBS Margin), 2/25/29	503,768	503,612
	FHLMC, 5.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	9,241	9,142
	FHLMC, 5.995%, (SOFR +/- MBS Margin), 11/25/28	521,735	522,001
	FHLMC, 5.996%, (RFUCCT1Y +/- MBS Margin), 3/01/36	140,810	144,793
	FHLMC, 6.011%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	5,890	6,056
	FHLMC, 6.02%, (SOFR +/- MBS Margin), 10/25/30	1,384,577	1,389,168

10	Annual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 6.044%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	$12,650	$12,505
	FHLMC, 6.054%, (RFUCCT1Y +/- MBS Margin), 1/01/37	1,583	1,590
	FHLMC, 6.072%, (RFUCCT1Y +/- MBS Margin), 9/01/36	2,975	2,976
	FHLMC, 6.109%, (RFUCCT1Y +/- MBS Margin), 1/01/36	10,151	10,162
	FHLMC, 6.111%, (RFUCCT1Y +/- MBS Margin), 8/01/36	1,105	1,107
	FHLMC, 6.117%, (RFUCCT1Y +/- MBS Margin), 1/01/36	3,981	3,995
	FHLMC, 6.118%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	49,892	49,332
	FHLMC, 6.135%, (SOFR +/- MBS Margin), 2/25/27	593,651	595,307
	FHLMC, 6.149%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	4,551	4,657
	FHLMC, 6.168%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	67,582	69,461
	FHLMC, 6.18%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	45,921	45,401
	FHLMC, 6.191%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	605,145	622,604
	FHLMC, 6.209%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	273	272
	FHLMC, 6.231%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	6	6
	FHLMC, 6.235%, (SOFR +/- MBS Margin), 3/25/30	1,105,374	1,114,238
	FHLMC, 6.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	4,832	4,810
	FHLMC, 6.308%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	1,695	1,726
	FHLMC, 6.324%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	47,809	49,138
	FHLMC, 6.341%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	8,461	8,644
	FHLMC, 6.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	51,872	53,088
	FHLMC, 6.349%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	110,407	114,055
	FHLMC, 6.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	70,170	71,813
	FHLMC, 6.367%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	42,892	42,375
	FHLMC, 6.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	6,513	6,688
	FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	9,489	9,474
	FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	7,428	7,504
	FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	17,161	17,616
	FHLMC, 6.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	15,486	15,901
	FHLMC, 6.383%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	1,178	1,168
	FHLMC, 6.384%, (RFUCCT1Y +/- MBS Margin), 3/01/36	1,821	1,829
	FHLMC, 6.466%, (RFUCCT6M +/- MBS Margin), 9/01/30	246	244
	FHLMC, 6.477%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	18,186	18,678
	FHLMC, 6.482%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	1	1
	FHLMC, 6.482%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	13,817	14,167
	FHLMC, 6.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	23,240	23,290
	FHLMC, 6.832%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	2,241	2,230
	FHLMC, 7.263%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	10	10

			56,595,290

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.8%
	FHLMC, 0.75%, 5/25/44	1,567,683	1,216,918
	FHLMC, 2.00%, 2/25/50	878,235	717,348
	FHLMC, 2.995%, 12/25/25	1,500,000	1,452,745
	FHLMC, 3.062%, 12/25/24	1,470,785	1,445,554
	FHLMC, 3.50%, 6/01/26	78,127	76,565
	FHLMC, 4.00%, 3/01/49	761,486	717,320

			5,626,450

b	Federal National Mortgage Association (FNMA) Adjustable Rate 9.0%
	FNMA, 4.373%, (11th District COF +/- MBS Margin), 10/01/27	37	36
	FNMA, 4.426%, (RFUCCT6M +/- MBS Margin), 9/01/33	462	457
	FNMA, 4.432%, (11th District COF +/- MBS Margin), 8/01/28	10,077	9,934
	FNMA, 4.541%, (RFUCCT1Y +/- MBS Margin), 3/01/34	52,381	52,632
	FNMA, 4.75%, (RFUCCT1Y +/- MBS Margin), 5/01/35	13,658	14,035
	FNMA, 4.821%, (11th District COF +/- MBS Margin), 8/01/29	3,266	3,230
	FNMA, 4.845%, (RFUCCT6M +/- MBS Margin), 11/01/33	225	223
	FNMA, 4.965%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	5,534	5,505
	FNMA, 4.968%, (RFUCCT1Y +/- MBS Margin), 3/01/35	1,284	1,282

franklintempleton.com	Annual Report	11

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 5.14%, (RFUCCT1Y +/- MBS Margin), 5/01/35	$49,855	$51,392
	FNMA, 5.183%, (RFUCCT1Y +/- MBS Margin), 3/01/35	2,933	2,942
	FNMA, 5.196%, (RFUCCT1Y +/- MBS Margin), 10/01/34	2,466	2,441
	FNMA, 5.268%, (RFUCCT6M +/- MBS Margin), 11/01/33	3,405	3,376
	FNMA, 5.32%, (RFUCCT6M +/- MBS Margin), 11/01/35	3,135	3,151
	FNMA, 5.341%, (RFUCCT6M +/- MBS Margin), 5/01/32	855	845
	FNMA, 5.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	12,853	12,956
	FNMA, 5.388%, (RFUCCT6M +/- MBS Margin), 11/01/35	3,074	3,089
	FNMA, 5.397%, (RFUCCT1Y +/- MBS Margin), 6/01/36	13,393	13,772
	FNMA, 5.405%, (RFUCCT6M +/- MBS Margin), 1/01/25	39	39
	FNMA, 5.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	18,399	18,947
	FNMA, 5.495%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	8,307	8,305
	FNMA, 5.496%, (RFUCCT1Y +/- MBS Margin), 6/01/35	29,805	29,746
	FNMA, 5.513%, (RFUCCT1Y +/- MBS Margin), 7/01/36	24,167	24,102
	FNMA, 5.52%, (RFUCCT6M +/- MBS Margin), 11/01/34	12,822	12,741
	FNMA, 5.534%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,133	15,103
	FNMA, 5.551%, (RFUCCT1Y +/- MBS Margin), 11/01/36	14,743	15,178
	FNMA, 5.557%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	2,150	2,163
	FNMA, 5.615%, (RFUCCT1Y +/- MBS Margin), 10/01/35	2,902	2,883
	FNMA, 5.618%, (RFUCCT1Y +/- MBS Margin), 10/01/34	16,045	15,929
	FNMA, 5.624%, (RFUCCT6M +/- MBS Margin), 4/01/36	3,411	3,418
	FNMA, 5.643%, (RFUCCT6M +/- MBS Margin), 4/01/36	1,422	1,426
	FNMA, 5.646%, (RFUCCT1Y +/- MBS Margin), 2/01/36	14,062	14,347
	FNMA, 5.67%, (RFUCCT6M +/- MBS Margin), 11/01/35	214,445	218,121
	FNMA, 5.684%, (RFUCCT1Y +/- MBS Margin), 11/01/35	97,746	100,046
	FNMA, 5.695%, (RFUCCT1Y +/- MBS Margin), 1/01/35	29,305	29,093
	FNMA, 5.695%, (RFUCCT1Y +/- MBS Margin), 1/01/38	42,395	43,573
	FNMA, 5.698%, (RFUCCT6M +/- MBS Margin), 8/01/33	2,068	2,101
	FNMA, 5.72%, (RFUCCT1Y +/- MBS Margin), 7/01/35	4,083	4,179
	FNMA, 5.735%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	2,525	2,529
	FNMA, 5.739%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	22,774	22,752
	FNMA, 5.748%, (RFUCCT1Y +/- MBS Margin), 11/01/36	65,373	65,674
	FNMA, 5.749%, (RFUCCT1Y +/- MBS Margin), 12/01/33	774	767
	FNMA, 5.751%, (RFUCCT1Y +/- MBS Margin), 8/01/37	40,770	40,430
	FNMA, 5.756%, (RFUCCT1Y +/- MBS Margin), 4/01/40	143,344	143,771
	FNMA, 5.762%, (RFUCCT1Y +/- MBS Margin), 5/01/37	79,169	79,620
	FNMA, 5.767%, (RFUCCT6M +/- MBS Margin), 6/01/34	51,078	51,457
	FNMA, 5.776%, (RFUCCT1Y +/- MBS Margin), 9/01/35	63,188	63,411
	FNMA, 5.78%, (RFUCCT1Y +/- MBS Margin), 5/01/38	594,178	611,142
	FNMA, 5.785%, (SOFR +/- MBS Margin), 10/25/58	1,242,833	1,214,055
	FNMA, 5.792%, (RFUCCT1Y +/- MBS Margin), 7/01/35	23,040	22,874
	FNMA, 5.794%, (RFUCCT1Y +/- MBS Margin), 5/01/35	50,608	52,002
	FNMA, 5.813%, (RFUCCT1Y +/- MBS Margin), 7/01/42	932,752	962,207
	FNMA, 5.829%, (RFUCCT1Y +/- MBS Margin), 2/01/35	23,561	23,444
	FNMA, 5.835%, (SOFR +/- MBS Margin), 5/25/40	372,294	367,039
	FNMA, 5.835%, (SOFR +/- MBS Margin), 9/25/46	742,979	734,125
	FNMA, 5.835%, (SOFR +/- MBS Margin), 10/25/46	647,718	640,225
	FNMA, 5.839%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	2,664	2,679
	FNMA, 5.845%, (RFUCCT1Y +/- MBS Margin), 6/01/35	6,023	6,060
	FNMA, 5.846%, (RFUCCT1Y +/- MBS Margin), 9/01/42	468,304	483,269
	FNMA, 5.848%, (RFUCCT1Y +/- MBS Margin), 9/01/37	247,145	254,701
	FNMA, 5.858%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	124	124
	FNMA, 5.867%, (RFUCCT1Y +/- MBS Margin), 12/01/34	3,176	3,240
	FNMA, 5.873%, (RFUCCT1Y +/- MBS Margin), 7/01/34	57	56
	FNMA, 5.885%, (SOFR +/- MBS Margin), 10/25/41	1,347,076	1,339,262
	FNMA, 5.885%, (SOFR +/- MBS Margin), 7/25/49	1,526,690	1,498,772
	FNMA, 5.892%, (RFUCCT1Y +/- MBS Margin), 1/01/35	4,614	4,599

12	Annual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 5.894%, (RFUCCT1Y +/- MBS Margin), 8/01/44	$998,232	$1,029,491
	FNMA, 5.90%, (RFUCCT1Y +/- MBS Margin), 11/01/34	3,459	3,500
	FNMA, 5.903%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	226	224
	FNMA, 5.915%, (RFUCCT1Y +/- MBS Margin), 1/01/35	14,688	14,998
	FNMA, 5.92%, (RFUCCT1Y +/- MBS Margin), 12/01/34	8,324	8,338
	FNMA, 5.929%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	21,820	22,270
	FNMA, 5.93%, (RFUCCT1Y +/- MBS Margin), 1/01/35	12,415	12,685
	FNMA, 5.94%, (RFUCCT1Y +/- MBS Margin), 12/01/39	12,814	13,209
	FNMA, 5.94%, (RFUCCT1Y +/- MBS Margin), 10/01/40	202,838	209,695
	FNMA, 5.941%, (RFUCCT1Y +/- MBS Margin), 12/01/34	76,569	76,611
	FNMA, 5.942%, (RFUCCT1Y +/- MBS Margin), 3/01/42	151,261	154,552
	FNMA, 5.945%, (RFUCCT1Y +/- MBS Margin), 8/01/38	150,378	153,548
	FNMA, 5.947%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	132,830	136,685
	FNMA, 5.953%, (RFUCCT1Y +/- MBS Margin), 7/01/35	3,918	3,910
	FNMA, 5.968%, (RFUCCT1Y +/- MBS Margin), 9/01/37	77,607	79,703
	FNMA, 5.969%, (RFUCCT1Y +/- MBS Margin), 2/01/35	7,304	7,480
	FNMA, 5.97%, (RFUCCT1Y +/- MBS Margin), 1/01/33	10,305	10,261
	FNMA, 5.974%, (RFUCCT1Y +/- MBS Margin), 1/01/35	25,106	25,257
	FNMA, 5.975%, (RFUCCT1Y +/- MBS Margin), 9/01/40	35,061	36,370
	FNMA, 5.988%, (RFUCCT1Y +/- MBS Margin), 8/01/37	26,510	27,364
	FNMA, 6.00%, (RFUCCT1Y +/- MBS Margin), 10/01/33	16,630	16,563
	FNMA, 6.003%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	88,073	87,641
	FNMA, 6.004%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	59,005	60,741
	FNMA, 6.011%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	1,592	1,585
	FNMA, 6.018%, (RFUCCT1Y +/- MBS Margin), 12/01/32	1,112	1,109
	FNMA, 6.019%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	405,992	416,997
	FNMA, 6.024%, (RFUCCT1Y +/- MBS Margin), 1/01/37	18,669	18,618
	FNMA, 6.046%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	16,791	17,287
	FNMA, 6.062%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	17	17
	FNMA, 6.062%, (RFUCCT1Y +/- MBS Margin), 1/01/41	101,859	105,152
	FNMA, 6.063%, (RFUCCT6M +/- MBS Margin), 2/01/35	8,623	8,530
	FNMA, 6.094%, (RFUCCT1Y +/- MBS Margin), 9/01/37	264	264
	FNMA, 6.113%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	14,335	14,199
	FNMA, 6.117%, (RFUCCT1Y +/- MBS Margin), 3/01/36	9,039	9,092
	FNMA, 6.12%, (RFUCCT1Y +/- MBS Margin), 8/01/36	35,340	35,224
	FNMA, 6.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,247	3,271
	FNMA, 6.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	7,703	7,656
	FNMA, 6.14%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	26,470	27,183
	FNMA, 6.146%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	27,057	27,660
	FNMA, 6.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	42,653	42,445
	FNMA, 6.171%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	36,177	37,106
	FNMA, 6.182%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	3,497	3,485
	FNMA, 6.183%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	38,952	39,683
	FNMA, 6.19%, (RFUCCT1Y +/- MBS Margin), 4/01/33	4,620	4,607
	FNMA, 6.195%, (RFUCCT1Y +/- MBS Margin), 12/01/35	13,948	14,359
	FNMA, 6.229%, (RFUCCT1Y +/- MBS Margin), 3/01/35	18,339	18,358
	FNMA, 6.23%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	15,287	15,235
	FNMA, 6.273%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	8,539	8,494
	FNMA, 6.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,048	6,982
	FNMA, 6.30%, (RFUCCT6M +/- MBS Margin), 12/01/24	18	18
	FNMA, 6.335%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	29,356	30,175
	FNMA, 6.339%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	101	101
	FNMA, 6.362%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	44,021	43,993
	FNMA, 6.372%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	213	213
	FNMA, 6.402%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	7,778	8,023
	FNMA, 6.404%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,147	1,180
	FNMA, 6.422%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	17,038	16,992

franklintempleton.com	Annual Report	13

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 6.447%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	$313	$311
	FNMA, 6.481%, (1 Year CMT +/- MBS Margin), 6/01/40	20,858	21,001
	FNMA, 6.481%, (1 Year CMT +/- MBS Margin), 11/01/40	5,642	5,584
	FNMA, 6.564%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	340	339
	FNMA, 6.594%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	676	669
	FNMA, 6.611%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	7,743	7,865
	FNMA, 6.703%, (RFUCCT1Y +/- MBS Margin), 3/01/36	11,245	11,710
	FNMA, 6.707%, (1 Year CMT +/- MBS Margin), 11/01/35	9,797	9,859
	FNMA, 6.764%, (1 Year CMT +/- MBS Margin), 11/01/35	14,186	14,153
	FNMA, 6.855%, (1 Year CMT +/- MBS Margin), 10/01/35	54,379	55,514
	FNMA, 6.903%, (1 Year CMT +/- MBS Margin), 11/01/35	9,340	9,441
	FNMA, 6.907%, (1 Year CMT +/- MBS Margin), 11/01/35	8,126	8,214
	FNMA, 6.936%, (1 Year CMT +/- MBS Margin), 11/01/35	79,075	79,221
	FNMA, 6.957%, (1 Year CMT +/- MBS Margin), 11/01/35	14,420	14,711
	FNMA, 6.964%, (RFUCCT6M +/- MBS Margin), 3/01/28	809	807
	FNMA, 6.972%, (RFUCCT6M +/- MBS Margin), 11/01/33	364	362
	FNMA, 7.007%, (1 Year CMT +/- MBS Margin), 11/01/35	30,497	31,156
	FNMA, 7.037%, (1 Year CMT +/- MBS Margin), 11/01/35	21,558	22,041
	FNMA, 7.067%, (1 Year CMT +/- MBS Margin), 11/01/35	15,085	15,434
	FNMA, 7.074%, (RFUCCT6M +/- MBS Margin), 9/01/27	765	762
	FNMA, 7.089%, (1 Year CMT +/- MBS Margin), 11/01/35	69,507	70,360
	FNMA, 7.099%, (RFUCCT6M +/- MBS Margin), 3/01/35	36,671	37,305
	FNMA, 7.138%, (1 Year CMT +/- MBS Margin), 10/01/35	151,189	155,066
	FNMA, 7.19%, (RFUCCT6M +/- MBS Margin), 2/01/33	45,969	46,599
	FNMA, 7.206%, (RFUCCT6M +/- MBS Margin), 3/01/36	1,478	1,495
	FNMA, 7.21%, (RFUCCT6M +/- MBS Margin), 5/01/36	8,134	8,284
	FNMA, 7.233%, (RFUCCT6M +/- MBS Margin), 3/01/34	2,595	2,642
	FNMA, 7.259%, (1 Year CMT +/- MBS Margin), 10/01/36	23,980	24,583
	FNMA, 7.266%, (RFUCCT6M +/- MBS Margin), 2/01/36	92,049	92,439
	FNMA, 7.27%, (1 Year CMT +/- MBS Margin), 9/01/36	14,854	15,214
	FNMA, 7.312%, (1 Year CMT +/- MBS Margin), 5/01/36	29,108	30,034
	FNMA, 7.353%, (RFUCCT6M +/- MBS Margin), 1/01/35	1,445	1,465
	FNMA, 7.416%, (RFUCCT6M +/- MBS Margin), 7/01/35	3,826	3,873
	FNMA, 7.425%, (RFUCCT6M +/- MBS Margin), 5/01/33	4,393	4,397
	FNMA, 7.425%, (RFUCCT6M +/- MBS Margin), 5/01/35	769	775
	FNMA, 7.44%, (RFUCCT6M +/- MBS Margin), 6/01/35	5,460	5,554
	FNMA, 7.45%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	18,288	18,281
	FNMA, 7.536%, (RFUCCT6M +/- MBS Margin), 4/01/36	1,626	1,659

			13,438,592

	Federal National Mortgage Association (FNMA) Fixed Rate 19.6%
	FNMA, 0.785%, 7/25/30	2,405,921	2,208,168
	FNMA, 1.75%, 1/25/43	925,295	786,984
	FNMA, 3.00%, 10/25/45	886,982	834,745
	FNMA, 3.50%, 9/01/25	7,277	7,160
	FNMA, 3.50%, 10/01/25	72,322	71,137
	FNMA, 3.50%, 3/01/26	70,841	69,526
	FNMA, 3.50%, 8/01/26	18,451	17,971
	FNMA, 3.50%, 8/01/26	8,631	8,413
	FNMA, 3.50%, 10/01/26	871	852
	FNMA, 3.50%, 10/01/26	530	518
	FNMA, 3.50%, 10/01/26	2,799	2,737
	FNMA, 3.50%, 1/01/27	2,186	2,135
	FNMA, 3.50%, 1/01/27	4,334	4,237
	FNMA, 3.50%, 1/01/27	93,049	91,276
	FNMA, 3.50%, 4/01/27	31,915	31,156
	FNMA, 3.50%, 7/01/27	108,212	106,469
	FNMA, 3.50%, 5/01/31	30,326	29,659

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
	FNMA, 5.50%, 3/01/53	$6,941,112	$6,911,882
c	FNMA, 5.50%, 4/15/54	6,017,000	5,988,073
	FNMA, 6.00%, 7/01/53	1,771,674	1,788,913
	FNMA, 6.00%, 8/01/53	1,638,633	1,654,732
	FNMA, 6.00%, 9/01/53	8,435,135	8,513,337

			29,130,080

b	Government National Mortgage Association (GNMA) Adjustable Rate 2.5%
	GNMA, 5.743%, (SOFR +/- MBS Margin), 4/20/37	1,191,007	1,187,093
	GNMA, 5.773%, (SOFR +/- MBS Margin), 6/20/41	1,610,086	1,587,663
	GNMA, 6.041%, (SOFR +/- MBS Margin), 1/16/40	911,534	910,504

			3,685,260

	Government National Mortgage Association (GNMA) Fixed Rate 1.3%
c	GNMA, 5.50%, 4/15/54	1,990,000	1,988,442

	Total Mortgage-Backed Securities (Cost $112,583,686)		110,464,114

	Total Investments before Short Term Investments (Cost $156,030,623)		153,548,661

		Shares
	Short Term Investments (Cost $2,360,028) 1.6%
	Money Market Funds 1.6%
d,e	Institutional Fiduciary Trust Money Market Portfolio, 5.00%	2,360,028	2,360,028

	Total Investments (Cost $158,390,651) 104.8%		155,908,689
	Other Assets, less Liabilities (4.8)%		(7,095,924)

	Net Assets 100.0%		$148,812,765

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	252	$51,530,063	6/28/24	$(27,107)
U.S. Treasury 5 Yr. Note	Long	15	1,605,234	6/28/24	3,380
U.S. Treasury 10 Yr. Note	Short	79	8,752,953	6/18/24	(46,401)
U.S. Treasury 10 Yr. Ultra	Short	6	687,656	6/18/24	(4,922)
U.S. Treasury Long Bond	Short	25	3,010,938	6/18/24	(42,225)

Total Futures Contracts					$(117,275)

*As of period end.

See Note 6 regarding other derivative information.

See abbreviations on page 25.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2024

Franklin Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$156,030,623
Cost – Non-controlled affiliates (Note 3c)	2,360,028

Value – Unaffiliated issuers	$153,548,661
Value – Non-controlled affiliates (Note 3c)	2,360,028
Receivables:
Investment securities sold	70,267
Interest	644,452
Deposits with broker for:
Futures contracts	281,260

Total assets	156,904,668

Liabilities:
Payables:
Investment securities purchased	8,012,718
Management fees	38,669
Variation margin on futures contracts	40,516

Total liabilities	8,091,903

Net assets, at value	$148,812,765

Net assets consist of:
Paid-in capital	$177,989,531
Total distributable earnings (loss)	(29,176,766)

Net assets, at value	$148,812,765

Shares outstanding	1,651,000

Net asset value per share	$90.13

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended March 31, 2024

Franklin Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$176,318
Interest:
Unaffiliated issuers:
Paydown gain (loss)	(428,942)
Paid in cash[a]	7,800,480

Total investment income	7,547,856

Expenses:
Management fees (Note 3a)	427,360

Total expenses	427,360

Expenses waived/paid by affiliates (Note 3c)	(13,287)

Net expenses	414,073

Net investment income	7,133,783

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(1,459,978)
Futures contracts	(665,420)

Net realized gain (loss)	(2,125,398)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,759,183
Futures contracts	15,284

Net change in unrealized appreciation (depreciation)	1,774,467

Net realized and unrealized gain (loss)	(350,931)

Net increase (decrease) in net assets resulting from operations	$6,782,852

aIncludes amortization of premium and accretion.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Short Duration U.S. Government ETF

	Year Ended March 31,
	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$7,133,783	$4,789,707
Net realized gain (loss)	(2,125,398)	(9,115,868)
Net change in unrealized appreciation (depreciation)	1,774,467	3,055,037

Net increase (decrease) in net assets resulting from operations	6,782,852	(1,271,124)

Distributions to shareholders (Note 1f)	(7,618,264)	(5,203,276)

Capital share transactions (Note 2)	(53,963,796)	(149,479,794)

Net increase (decrease) in net assets	(54,799,208)	(155,954,194)
Net assets:
Beginning of year	203,611,973	359,566,167

End of year	$148,812,765	$203,611,973

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FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 6 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the years ended March 31, 2024 and 2023, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended March 31,

	2024		2023

	Shares	Amount	Shares	Amount
Shares sold	125,000	$11,197,275	325,000	$29,461,533
Shares redeemed	(725,000)	(65,161,071)	(1,975,000)	(178,941,327)

Net increase (decrease)	(600,000)	$(53,963,796)	(1,650,000)	$(149,479,794)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

a. Management Fees

The Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.25% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 5.00%	$8,118,307	$79,318,222	$(85,076,501)	$—	$—	$2,360,028	2,360,028	$176,318

d. Other Affiliated Transactions

At March 31, 2024, Franklin Resources Inc. owned 0.1% of the Fund’s outstanding shares.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2024, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$14,795,026
Long term	12,521,663

Total capital loss carryforwards	$27,316,689

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

4. Income Taxes (continued)

The tax character of distributions paid during the years ended March 31, 2024 and 2023 was as follows:

	March 31,

	2024	2023
Distributions paid from ordinary income	$7,618,264	$5,203,276

At March 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$158,295,729

Unrealized appreciation	$69,601
Unrealized depreciation	(2,573,418)

Net unrealized appreciation (depreciation)	$(2,503,817)

Distributable earnings – undistributed ordinary income	$643,741

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2024, aggregated $187,974,179 and $245,864,539, respectively.

6. Other Derivative Information

At March 31, 2024, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$3,380	[a]	Variation margin	$120,655	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2024, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Year	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(665,420)	Futures contracts	$15,284

For the year ended March 31, 2024, the average month end notional amount of futures contracts represented $56,260,267.

See Note 1(c) regarding derivative financial instruments.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2024, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$43,084,547	$—	$43,084,547
Mortgage-Backed Securities	—	110,464,114	—	110,464,114
Short Term Investments	2,360,028	—	—	2,360,028

Total Investments in Securities	$2,360,028	$153,548,661	$—	$155,908,689

Other Financial Instruments:
Futures Contracts	$3,380	$—	$—	$3,380

Liabilities:
Other Financial Instruments:
Futures Contracts	$120,655	$—	$—	$120,655

8. New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Short Duration U.S. Government ETF (continued)

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallback 12-Month
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallback 6-Month
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

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FRANKLIN ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Short Duration U.S. Government ETF (one of the funds constituting Franklin ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN ETF TRUST

Tax Information (unaudited)

Under section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $7,605,521 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2024.

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FRANKLIN ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2017	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and PhonePe (payment and financial services) (2020-present); Meesho (eCommerce) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited (2019-December 2020) (eCommerce company); CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-2018); Chief Executive Officer and Director, FinTech Evolution Acquisition (February 2021-March 2023).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	60	IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partners, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	60	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Jennifer M. Johnson[2] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2017	70	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Harris Goldblat (1969) 100 First Stamford Place 6th Floor Stamford, CT. 06902	Vice President and Secretary	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President – AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

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FRANKLIN ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Todd Mathias (1983) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton fund complex.

Note 1: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2024 Franklin Templeton Investments. All rights reserved.		FTSD A 05/24

(b)	Not applicable.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Rohit Bhagat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $25,950 for the fiscal year ended March 31, 2024 and $25,260 for the fiscal year ended March 31, 2023.

Audit-Related Fees

(b) There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

Tax Fees

(c) There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended March 31, 2024 and $70,000 for the fiscal year ended March 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

All Other Fees

(d) The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $74 for the fiscal year ended March 31, 2024 and $0 for the fiscal year ended March 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended March 31, 2024 and $75,711 for the fiscal year ended March 31, 2023. The services for which these fees were paid included professional fees relating to security counts, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge and fees in connection with a license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $298,500 for the fiscal year ended March 31, 2024 and $145,711 for the fiscal year ended March 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.	Audit Committee of Listed Registrants.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b) Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration
Date: 05/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration
Date: 05/30/2024

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date: 05/30/2024